Variable Interest Entities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013
Variable Interest Entities [Abstract]
Investment [Table Text Block]
Balance at December 31, 2012	$13,000
Add: Income from investments in unconsolidated entities	1,042
Less: Cash distribution on investments in unconsolidated entities	(3,403)
Balance at September 30, 2013	$10,639

Balance at December 31, 2012	$13,000

Add: Income from investments in unconsolidated entities	2,779

Less: Cash distribution on investments in unconsolidated entities	(5,354)

Balance at December 31, 2013	$10,425

Equity Method Investments [Table Text Block]

	As of September 30, 2013 (in millions)		Three months ended September 30, 2013 (in millions)	Nine months ended September 30, 2013 (in millions)
Assets	$12.5	Revenue	$4.3	$8.3
Liabilities	$0.0	Expenses	$3.6	$7.1
Equity	$12.5	Net income	$0.7	$1.2

	As of December 31, 2013 (in millions)		Year ended December 31, 2013 (in millions)

Assets	$13.7	Revenue	$8.0
Liabilities	$2.3	Expenses	$1.6
Equity	$11.4	Net income	$6.4